Schedule of Investments
August 31, 2020 (unaudited)
Towpath Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 88.99%

Biological Products (No Diagnostic Substances) - 5.27%
Amgen, Inc.	1,620	410,378
Gilead Sciences, Inc.	3,200	213,600

		623,978

Computer & Office Equipment - 2.47%
HP, Inc.	14,920	291,686

Crude Petroleum & Natural Gas - 1.71%
Royal Dutch Shell Plc. Class B	6,800	201,824

Fire, Marine & Casualty Insurance - 2.44%
Allstate Corp.	3,105	288,765

Footwear (No Rubber) - 0.54%
Steven Madden Ltd. (2)	3,000	63,480

Household Furniture - 0.84%
Kimball International, Inc. (2)	8,900	99,769

Life Insurance - 1.39%
Reinsurance Group of America, Inc.	1,790	164,107

Men's & Boys' Furnishings, Work Clothing, and Allied Garments - 0.28%
Kontoor Brands, Inc. (2)	1,500	33,150

Motor Vehicle Parts & Accessories - 4.96%
Gentex Corp.	10,420	281,861
Magna International, Inc. Class A	6,270	304,785

		586,646

National Commercial Banks - 3.68%
Bank of America Corp.	5,470	140,798
Capital One Financial Corp.	3,260	225,038
Regions Financial Corp.	6,050	69,938

		435,774

Office Furniture - 2.43%
Herman Miller, Inc. (2)	12,050	287,152

Petroleum Refining - 3.39%
Valero Energy Corp.	7,630	401,262

Pharmaceutical Preparations - 14.59%
Endo International Plc. (2)	54,010	162,570
Bristol Myers Squibb Co.	5,840	363,248
Roche Holding AG ADR (2)	7,880	344,356
Prestige Consumer Healthcare, Inc. (2)	12,420	452,461
Glaxosmithkline Plc.	10,180	403,128

		1,725,763

Retail-Catalog & Mail-Order Houses - 2.04%
Amazon.com, Inc. (2)	70	241,567

Retail-Furniture Stores - 0.55%
Haverty Furniture Cos., Inc.	3,100	65,472

Retail-Shoe Stores - 0.64%
Designer Brands, Inc. (2)	10,703	75,456

Security Brokers, Dealers & Flotation Companies - 3.23%
Schwab Charles Corp.	10,740	381,592

Semiconductors & Related Devices - 3.25%
Intel Corp.	7,550	384,673

Services-Business Services, NEC - 3.26%
eBay, Inc.	7,040	385,651

Services-Computer Processing & Data Preparation - 2.27%
Perspecta, Inc.	12,920	268,348

Services-Computer Programming Services - 3.22%
Amdocs Ltd.	6,220	380,851

Services-Computer Programming, Data Processing, Etc. - 9.29%
Alphabet, Inc. Class A (2)	343	558,929
Alphabet, Inc. Class C (2)	136	222,248
Facebook, Inc. Class A (2)	1,085	318,122

		1,099,299

Services-Help Supply Services - 2.66%
Barrett Business Services, Inc.	5,465	314,620

State Commercial Banks - 8.65%
Atlantic Union Bankshares Corp.	11,133	258,954
Bank of New York Mellon Corp.	13,030	481,849
Pacific Premier Bancorp, Inc.	12,500	282,375

		1,023,178

Wholesale-Drugs Proprietaries & Druggists' Sundries - 5.95%
AmerisourceBergen Corp.	3,540	343,486
McKesson Corp.	2,350	360,584

		704,070

Total Common Stock	(Cost $ 10,219,854)	10,528,133

Money Market Fund - 11.32%

First American Government Obligations Fund Class X, 0.06% (3)	1,339,469	1,339,469

Total Money Market Fund	(Cost $ 1,339,469)	1,339,469

Total Investments - 100.32%	(Cost $ 11,559,323)	11,867,602

Liabilities in Excess of Other Assets - (0.32%)		(37,570)

Total Net Assets - 100.00%		11,830,032

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$11,867,602	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$11,867,602	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at August 31, 2020.